Debt	12 Months Ended
Dec. 31, 2025
Debt
Debt

21 Debt

Accounting policy

Borrowings are recorded initially at fair value and subsequently carried at amortised cost, other than fixed rate borrowings in designated hedging relationships for which the carrying amount of the hedged portion of the borrowings is subsequently adjusted for the gain or loss attributable to the hedged risk. When the related derivative in such a hedging relationship expires, is sold or terminated, or no longer qualifies for hedge accounting, the cumulative change in fair value of the hedged borrowing is amortised in the income statement over the period to maturity of the borrowing using the effective interest method.

21 Debt (continued)

	2024			2025
	Falling due within 1 year GBPm	Falling due in more than 1 year GBPm	Total GBPm	Falling due within 1 year GBPm	Falling due in more than 1 year GBPm	Total GBPm
Financial liabilities measured at amortised cost:
Short-term bank loans, overdrafts and commercial paper	762	-	762	887	-	887
Term debt	-	3,551	3,551	654	4,110	4,764
Lease liabilities	38	65	103	30	67	97
Term debt in fair value hedging relationships	492	1,516	2,008	-	1,519	1,519
Term debt previously in fair value hedging relationships	120	-	120	-	-	-
Total	1,412	5,132	6,544	1,571	5,696	7,267

The total fair value of financial liabilities measured at amortised cost (excluding lease liabilities) is £5,611m (2024: £4,193m). The total fair value of term debt in fair value hedging relationships is £1,581m (2024: £2,068m). The total fair value of term debt previously in fair value hedging relationships is nil (2024: £121m).

RELX PLC has given guarantees in respect of certain long-term and short-term borrowings issued by subsidiaries. Included within term debt above are debt securities issued by RELX Capital Inc., a 100% indirectly owned finance subsidiary of RELX PLC, which have been registered with the US Securities and Exchange Commission. RELX PLC has fully and unconditionally guaranteed these securities, which are not guaranteed by any other subsidiary of RELX PLC.

Analysis by year of repayment

	2024				2025
	Short-term bank loans, overdrafts and commercial paper GBPm	Term debt GBPm	Lease liabilities GBPm	Total GBPm	Short-term bank loans, overdrafts and commercial paper GBPm	Term debt GBPm	Lease liabilities GBPm	Total GBPm
Within 1 year	762	612	38	1,412	887	654	30	1,571
Within 1 to 2 years	-	619	13	632	-	436	13	449
Within 2 to 3 years	-	412	12	424	-	696	13	709
Within 3 to 4 years	-	658	12	670	-	702	12	714
Within 4 to 5 years	-	753	9	762	-	1,056	9	1,065
After 5 years	-	2,625	19	2,644	-	2,739	20	2,759
After 1 year	-	5,067	65	5,132	-	5,629	67	5,696
Total	762	5,679	103	6,544	887	6,283	97	7,267

Short-term bank loans, overdrafts and commercial paper were backed up at 31 December 2025 by a $3.5bn (£2.6bn) committed bank facility maturing in 2030. The committed bank facility was undrawn as at 31 December 2025 (2024: undrawn).

In March 2025, $750m of USD denominated term debt was issued with a fixed coupon of 4.75% and a maturity of 5 years and $750m with a fixed coupon of 5.25% and a maturity date of 10 years.

Analysis by currency

	2024				2025
	Short-term bank loans, overdrafts and commercial paper GBPm	Term debt GBPm	Lease liabilities GBPm	Total GBPm	Short-term bank loans, overdrafts and commercial paper GBPm	Term debt GBPm	Lease liabilities GBPm	Total GBPm
US dollar	446	2,246	21	2,713	828	2,667	12	3,507
Pound sterling	8	-	30	38	12	-	38	50
Euro	295	3,433	29	3,757	42	3,616	22	3,680
Other currencies	13	-	23	36	5	-	25	30
Total	762	5,679	103	6,544	887	6,283	97	7,267

Included in the US dollar amounts for term debt above is nil (2024: £493m) of debt denominated in euros (nil) (2024: €600m) that was swapped into US dollars on issuance and against which there are related derivative financial instruments, which, as at 31 December 2025, had a fair value of nil (2024: £42m). Separately still included in the US dollar amounts for term debt above is £372m (2024: nil) of debt denominated in US dollars ($500m) (2024: nil) that was swapped into euros on issuance using cross-currency interest rates swaps which cannot be designated as hedging instruments and which, as at 31 December 2025, were derivative financial liabilities with a fair value of £32m (2024: nil); and £372m (2024: nil) of debt denominated in US dollars ($500m) (2024: nil) that was swapped into Japanese yen on issuance using cross-currency interest rates swaps which cannot be designated as hedging instruments and which, as at 31 December 2025, were derivative financial assets with a fair value of £27m (2024: nil).